Concentrations - Additional Information (Detail)	12 Months Ended
Dec. 31, 2014 Customer
Concentration Risk [Line Items]
Maximum sale to single customer, percentage	8.00%
Maximum purchases from single supplier, percentage	10.00%
Customer Concentration Risk | Sales Revenue, Net
Concentration Risk [Line Items]
Number of top sales customers	10
Percentage of net revenue from major customers	25.10%